Nature of cost and expense	12 Months Ended
Dec. 31, 2022
Disclosure of expenses by nature [Abstract]
Disclosure of expenses by nature [text block]
Note 30
Nature of cost and
expense

Operational cost and expenses grouped by nature are detailed as follows:

Costs and expenses by nature	For the years ended as of December 31,
	2022	2021	2020
	ThCh$	ThCh$	ThCh$
Direct cost	1,188,930,623	1,014,092,586	757,097,886
Personnel expense (1)	348,721,273	315,031,683	263,947,648
Transportation and distribution	379,499,418	328,884,421	247,520,979
Advertising and promotion	141,408,476	145,313,306	105,887,909
Depreciation and amortization	126,497,493	124,116,739	109,813,976
Materials and maintenance	75,247,644	65,544,522	53,584,604
Energy	56,131,568	36,943,054	28,062,380
Leases	23,280,218	17,572,118	15,049,043
Other expenses	145,571,745	128,141,441	109,334,280
Total	2,485,288,458	2,175,639,870	1,690,298,705